Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Non-Cancellable Residential Apartment Building [Member]
Commitments and Contingencies [Line Items]
Schedule of Future Aggregate Minimum Lease Payments

The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:

2026	$797,161
2027	271,921
2028	328,000
2029	337,720
2030 and thereafter	1,844,918
Total future minimum lease payments	$3,579,720
Less: imputed interest	(1,245,183)
Total operating lease liability	$2,334,537
Less: operating lease liability - current	752,429
Total operating lease liability – non current	$1,582,108